RiverNorth/Manning & Napier Dividend Income Fund
SUMMARY SECTION
INVESTMENT OBJECTIVE
The Fund’s investment objective is overall total return consisting of long-term capital appreciation and income.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees RiverNorth/Manning & Napier Dividend Income Fund	Class R	Class I
Redemption Fee (as a % of amount redeemed if held less than 90 days)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses RiverNorth/Manning & Napier Dividend Income Fund		Class R	Class I
Management Fees		1.00%	11.00%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	0.36%	0.36%
Acquired Fund Fees and Expenses	[2]	0.30%	0.30%
Total Annual Fund Operating Expenses		1.91%	1.66%
Fee Waiver and/or Reimbursement	[3]	0.01%	0.01%
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	[1]	1.90%	1.65%
[1]	Other Expenses are estimated for the Fund's first fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	The Fund's adviser has contractually agreed to waive management fees and/or reimburse expenses (excluding brokerage fees and commissions; borrowing costs such as (a) interest and (b) dividends on securities sold short; taxes; indirect expenses incurred by the underlying funds in which the Fund invests and extraordinary expenses) of the Fund until at least January 31, 2014 in order to maintain the Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement at 1.60% and 1.35% for the Class R shares and Class I shares, respectively. This agreement may be terminated by the Fund's Board of Trustees on 60 days written notice to the adviser. Any waiver or reimbursement is subject to repayment by the Fund within three years following the fiscal year in which the expenses occurred if the Fund is able to make the repayment without exceeding its current expense limitation and the repayment is approved by the Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same, except the first year which is covered by an expense cap and fee limitation agreement. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example RiverNorth/Manning & Napier Dividend Income Fund (USD $)	1 year	3 years
Class R shares	193	599
Class I shares	168	522

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, affect the Fund’s performance.
PRINCIPAL INVESTMENT STRATEGIES
The Fund’s adviser allocates the Fund’s assets among two principal strategies: a Tactical Closed-End Fund Equity strategy and a Dividend Focus strategy. The amount allocated to each of the principal strategies may change depending on the adviser’s assessment of market risk, security valuations, market volatility, and the prospects for earning income and total return. The adviser determines which portion of the Fund’s assets are allocated to each strategy based on market conditions, although there is no set minimum for any strategy. Therefore, the amount allocated to any individual strategy may be between 0% and 100%. However, the adviser anticipates it will, under normal circumstances, allocate some portion of the Fund’s assets to each of the two strategies at any given time. The adviser manages the Tactical Closed-End Fund Equity strategy. The sub-adviser manages the Dividend Focus strategy.

                        Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in dividend paying securities, including common stocks, preferred stock, shares of closed-end funds, shares of exchange-traded funds and shares of other investment companies. The adviser’s and sub-adviser’s security selection process is described below. The adviser or sub-adviser may liquidate positions in order to implement a change in the adviser’s overall asset allocation or to generate cash to invest in more attractive opportunities. This may result in a larger portion of any net gains in the Fund being realized as short-term capital gains.In addition, the adviser, or sub-adviser may sell a security if there is a negative change in the fundamental or qualitative characteristics of the issuer or when its price approaches, meets or exceeds the target price established by the adviser or sub-adviser, as applicable.

                        The sub-adviser will generally select those securities it deems appropriate for the Fund’s portfolio once annually. The securities are monitored on an ongoing basis, but absent some significant event, the securities are held until the portfolio is reconstituted and a new portfolio of securities is selected for the next year. The sub-adviser’s quantitative investment approach relies on financial models and computer databases rather than analysis of the fundamentals of each stock to identify securities for inclusion in the Fund. In selecting securities for the Fund, the sub-adviser seeks to identify stocks of companies that meet the following investment criteria at the time of purchase: attractive free cash flow yield, dividend yield at least equal to that of the broad equity market, and low probability of experiencing financial distress.

Tactical Closed-End Fund Equity Strategy

In implementing the Fund’s Tactical Closed-End Fund Equity strategy, the adviser allocates that portion of the Fund’s investments among closed-end investment companies (and to a lesser degree in exchange traded funds (“ETFs” and collectively, “Underlying Funds”)) that invest primarily in domestic and international equities (including those issued in emerging markets), equity options and in securities convertible into equity securities and preferred equities. Some closed-end funds may invest in a mix of these and other underlying securities (including fixed income securities) and are referred to as hybrid closed-end funds. The Underlying Funds and the Fund itself may also invest in cash or cash equivalents. Allocations to asset classes, investment vehicles, sectors and countries are made based on the research and judgment of the adviser. The adviser considers a number of factors when selecting Underlying Funds, including fundamental and technical analysis to assess the relative risk and reward potential throughout the financial markets. The adviser may also allocate the Fund’s assets among cash and short term investments. The term “tactical” is used to indicate that the portion of the Fund’s assets allocated to this strategy will invest in closed-end funds to take advantage of pricing discrepancies in the closed-end fund market. At times the adviser may actively trade the Fund’s holdings to take advantage of these pricing discrepancies.

In selecting closed-end funds, in particular, the adviser will opportunistically utilize a combination of short-term and longer-term trading strategies to seek to derive value from discount and premium spreads associated with closed-end funds. The adviser may choose from different types of closed-end funds including business development companies. The adviser performs both a quantitative and qualitative analysis of closed-end funds prior to any closed-end fund being added to the Fund’s portfolio. This analysis and the adviser’s screening models and computer trading programs help determine when to buy and sell the closed-end funds in the Fund’s portfolio. If the Fund invests in affiliated closed-end funds, the Fund will only do so in accordance with the provisions of the Investment Company Act of 1940. The adviser may also be required to waive certain fees in the event the Fund invests in affiliated closed-end funds.

An ETF is an investment company that seeks to track the performance of a particular market index. These indices include not only broad-market indices, but more specific indices as well, including those relating to particular sectors, markets, regions and industries. The Fund may also invest in actively managed ETFs and those ETFs utilizing leverage to attempt to outperform a stated benchmark. ETFs will be selected based on their ability to offer specific asset class, sector and style exposure in a cost and tax efficient manner. The Fund purchases ETF shares on the secondary market. Unlike a mutual fund that allocates its assets among other mutual funds based on the perceived ability of the advisers to those mutual funds, the Fund’s adviser actively manages the Fund’s portfolio among the Underlying Funds based on the adviser’s research and analysis of the market and the investment merit of the Underlying Funds themselves.

The Fund also may invest directly in the equity and debt securities of U.S. corporate issuers, and U.S. Government securities. Equity securities purchased by the Fund may include, but are not limited to, common stocks, preferred stocks, convertible securities, and warrants to buy common stocks. In addition, the Fund may invest without limitation in foreign securities, including securities issued in emerging market countries, either directly or by purchasing American Depositary Receipts (ADRs). The Fund may also invest in Underlying Funds and other investment companies that hold foreign securities or ADRs.

The Fund may enter into total return swaps. Total return swaps are agreements that provide the Fund with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specific rate of return. The difference in the value of these income streams is recorded daily by the Fund, and is settled in cash at the end of each month. The fee paid by the Fund will typically be determined by multiplying the face value of the swap agreement by an agreed upon interest rate. In addition, if the underlying asset declines in value over the term of the swap, the Fund would also be required to pay the dollar value of that decline to the counterparty. Total return swaps could result in losses if the underlying asset does not perform as anticipated by the adviser. The Fund may use its own net asset value as the underlying asset in a total return swap. This strategy serves to reduce “cash drag” (the impact of uninvested cash on the Fund’s overall return) by replacing it with the total return of the Fund’s own investment holdings. The Fund records fluctuations in the value of open swap contracts on a daily basis as unrealized gains or losses. The Fund may also borrow money in order to pay redemption requests rather than sell securities at an inopportune time.

Dividend Focus Strategy

In implementing the Fund’s Dividend Focus Strategy, the sub-adviser will, under normal circumstances, invest the Fund’s assets in dividend-paying common stocks. The sub-adviser will invest primarily in the common stocks of mid to large capitalization companies (generally companies with market capitalizations of more than $2 billion at the time of purchase). The sub-adviser seeks to identify stocks of companies trading primarily on U.S. stock exchanges in an effort to construct a portfolio of companies that provides competitive returns consistent with the broad equity market while also providing a level of capital protection during market downturns. The sub-adviser uses a quantitative approach in managing the portfolio, and it rebalances that portion of the Fund’s portfolio allocated to the sub-adviser annually.

Although stocks may be added to or deleted from the Fund’s portfolio at any time during the year, the sub-adviser expects that modifications to the Fund’s portfolio will primarily take place once a year during the sub-adviser’s annual portfolio review and rebalancing. A quantitative investment approach relies on financial models and computer databases rather than analysis of the fundamentals of each stock to identify securities for inclusion

In selecting the securities for the Fund, the sub-adviser seeks to identify stocks of companies that meet the following investment criteria at the time of purchase:

             -attractive free cash flow yield (i.e., cash generated by a company that is available to equity holders). Minimum free cash flow yield must exceed the yield of high quality corporate bonds,

             -dividend yield at least equal to that of the broad equity market, and

             -low probability of experiencing financial distress. This estimate is based on a credit scoring model that incorporates measures of corporate health such as liquidity, profitability, leverage, and solvency to assess the likelihood of a bankruptcy in the next one to two years

The sub-adviser’s strategy may involve allocating large portions of the Fund’s holdings to industry sectors which meet the sub-adviser’s investment criteria.

The sub-adviser may invest in stocks of U.S. and foreign companies, including those in emerging markets, as well as ADRs.

On an annual basis, the sub-advisor reviews the Fund’s portfolio holdings against the investment criteria set forth above, and will sell those holdings that no longer meet such criteria.
PRINCIPAL RISKS
The Fund’s returns will vary and you could lose money on your investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the FDIC or any other government agency. Below is a summary of the principal risks of investing in the Fund.
Convertible Security Risk. The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.
Currency Risk. To the extent that the Fund invests in securities denominated in, and/or receiving revenues in, foreign currencies, it will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Currencies in non-U.S. countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention by U.S. or foreign governments, central banks or supranational agencies, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.
Emerging Markets Risk. Countries with emerging markets may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and inefficient securities markets.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.
Fixed Income Risk. The Fund may invest directly or indirectly through Underlying Funds that invest in fixed income securities, including high yield junk bonds. Fixed income securities increase or decrease in value based on changes in interest rates. If interest rates increase, the value of the Fund’s fixed income securities generally declines. On the other hand, if interest rates fall, the value of the fixed income securities generally increases. Junk bonds provide greater income and opportunity for gain, but entail greater risk of loss of principal. The issuer of a fixed income security may not be able to make interest and principal payments when due. With regard to junk bond issuers, the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation may be more at risk. Some of the related risks of fixed income securities include:
- Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due.
- High Yield Securities/Junk Bond Risk. The Fund may invest in Underlying Funds that invest in high yield securities, also known as "junk bonds." High yield securities provide greater income and opportunity for gain, but entail greater risk of loss of principal.
- Government Risk. The U.S. Government’s guarantee of ultimate payment of principal and timely payment of interest on certain U. S. Government securities owned by the Fund does not imply that the Fund’s shares are guaranteed or that the price of the Fund’s shares will not fluctuate.
- Interest Rate Risk. The Fund’s share price and total return will vary in response to changes in interest rates. If rates increase, the value of the Fund’s investments generally will decline, as will the value of your investment in the Fund. Securities with longer maturities tend to produce higher yields, but are more sensitive to changes in interest rates and are subject to greater fluctuations in value.
- Sovereign Obligation Risk. The Underlying Funds may invest in sovereign debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Underlying Funds may have limited recourse in the event of a default.
Foreign Investing Risk. Investments in foreign securities may be affected by currency controls and exchange rates, different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in emerging or developing countries.
Investment Style Risk. The Fund is managed by allocating the Fund’s assets to two different strategies, investing in closed-end funds and investing in dividend paying common stocks. This may cause the Fund to underperform funds that do not limit their investments to these two strategies during periods when closed-end funds or dividend paying stocks underperform other types of investments. The sub-adviser’s strategy involves a long-term buy and hold strategy. Because of this strategy, the Fund may forego the opportunity to buy or sell securities at their most attractive price.
Large- and Mid-Cap Risk. Both large-and mid-cap stocks tend to go in and out of favor based on market and economic conditions. However, stocks of mid-cap companies tend to be more volatile than those of large cap companies because mid-cap companies tend to be more susceptible to adverse business or economic events than larger more established companies.
Management Risk. The adviser’s and sub-adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the adviser’s or sub-adviser’s judgments will produce the desired results.
Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.
Portfolio Turnover Risk. The Fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates in excess of 100%. Increased portfolio turnover may cause the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance, and may produce increased taxable distributions.
Preferred Stock Risks. Preferred stock represents the senior residual interest in the assets of an issuer after meeting all claims, with priority to corporate income and liquidation payments over the issuer’s common stock. As such, preferred stock is inherently more risky than the bonds and other debt instruments of the issuer, but less risky than its common stock. There is no assurance that dividends on preferred stocks in which the Fund invests will be declared or otherwise made payable. When interest rates fall below the rate payable on an issue of preferred stock or for other reasons, the issuer may redeem the preferred stock, generally after an initial period of call protection in which the stock is not redeemable. Preferred stocks may be significantly less liquid than many other securities, such as U.S. Government securities, corporate debt and common stock.
Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio.
Smaller Company Risk. The Fund may invest in smaller capitalization companies (that is, companies with market capitalizations of $1 billion or less). The earnings and prospects of smaller companies are more volatile than those of larger companies. Smaller companies also may experience higher failure rates than do larger companies. In addition, the securities of smaller companies may trade less frequently and in smaller volumes than the securities of larger companies, which may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies. Finally, smaller companies may have limited markets, product lines or financial resources and may lack management experience.
Swap Risk. The Fund may invest in total return swap agreements. The degree to which the Fund may invest in these instruments is not limited. These agreements are considered derivatives. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated. The use of swaps may not always be successful; using them could lower Fund total return, their prices can be highly volatile, and the potential loss from the use of swaps can exceed a Fund’s initial investment in such instruments. Also, the other party to a swap agreement could default on its obligations or refuse to cash out a Fund’s investment at a reasonable price, which could turn an expected gain into a loss.
Tax Risk. With respect to federal income taxes, any distributions to shareholders that represent income from taxable securities will generally be taxable as ordinary income, while other distributions, such as capital gains, are taxable to the same extent they would be for any mutual fund. Distributions also are generally subject to state taxes with certain exceptions (e.g. some states may have an exception where a portion of the fund’s income is attributable to municipal securities issued in the state in which you reside). New federal or state governmental action could adversely affect the tax-exempt status of securities held by the fund, resulting in higher tax liability for shareholders and potentially hurting fund performance as well. Beginning in 2013, the maximum federal tax rate for qualified dividend income is scheduled to increase from 15% to over 39%, absent legislative action.
Underlying Fund Risk. The Fund will incur higher and duplicative expenses when it invests in Underlying Funds. There is also the risk that the Fund may suffer losses due to the investment practices of the Underlying Funds (such as the use of derivatives). The Fund may also invest in Underlying Funds that are actively managed, or utilize leverage in their portfolios. The ETFs in which the Fund invests may not be able to replicate exactly the performance of the indices they track, due to transactions costs and other expenses of the ETFs. The shares of closed-end funds frequently trade at a discount to their net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease, and it is possible that the discount may increase. The Fund may invest in closed-end funds that elect to be treated as Business Development Companies (BDCs), which may be subject to a high degree of risk. BDCs typically invest in small and medium-sized private and certain public companies that may not have access to public equity markets for raising capital.

Performance
Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. The performance information, when presented, will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.rivernorthfunds.com.